Financial Instruments - Fair Values and Risk Management - Summary of Insured and Non-insured Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 33,934	€ 29,187
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	41,815	37,886
Gross carrying amount [member] | Insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	21,468	10,663
Gross carrying amount [member] | Non-insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	20,347	27,223
Provision for doubtful accounts [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ (7,881)	€ (8,699)